Business Segments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Financial Information by Business Segment [Table Text Block]

	Customer Business					Global Markets Business Group	Other	Total
	Retail Banking Business Group	Corporate Banking Business Group(1)	Global Business Group(1)	Trust Assets Business Group	Total(1)
	(in billions)
Fiscal year ended March 31, 2016:
Net revenue:	¥1,258.7	¥1,078.2	¥1,272.8	¥172.2	¥3,603.8	¥637.9	¥4.5	¥4,246.2
BK and TB:	534.9	872.3	446.9	74.3	1,825.5	453.9	116.6	2,396.0
Net interest income	355.7	341.9	207.9	—	859.9	195.5	271.1	1,326.5
Net fees	171.8	405.9	187.1	74.3	809.3	(23.9)	(91.7)	693.7
Other	7.4	124.5	51.9	—	156.3	282.3	(62.8)	375.8
Other than BK and TB(2)	723.8	205.9	825.9	97.9	1,778.3	184.0	(112.1)	1,850.2
Operating expenses	971.9	582.9	814.8	102.0	2,329.2	208.6	157.4	2,695.2

Operating profit (loss)	¥286.8	¥495.3	¥458.0	¥70.2	¥1,274.6	¥429.3	¥(152.9)	¥1,551.0

Fiscal year ended March 31, 2017:
Net revenue:	¥1,198.1	¥1,029.0	¥1,303.2	¥173.1	¥3,526.3	¥582.9	¥2.7	¥4,111.9
BK and TB:	485.9	834.7	444.6	73.0	1,731.3	387.3	71.9	2,190.5
Net interest income	335.3	323.7	213.3	—	824.7	189.2	207.9	1,221.8
Net fees	144.4	420.0	185.1	73.0	793.1	(8.6)	(95.9)	688.6
Other	6.2	91.0	46.2	—	113.5	206.7	(40.1)	280.1
Other than BK and TB(2)	712.2	194.3	858.6	100.1	1,795.0	195.6	(69.2)	1,921.4
Operating expenses	972.4	576.5	821.0	112.2	2,335.9	213.2	167.0	2,716.1

Operating profit (loss)	¥225.7	¥452.5	¥482.2	¥60.9	¥1,190.4	¥369.7	¥(164.3)	¥1,395.8

Fiscal year ended March 31, 2018:
Net revenue:	¥1,226.9	¥1,003.2	¥1,279.6	¥186.7	¥3,514.8	¥477.2	¥(24.8)	¥3,967.2
BK and TB:	468.1	809.8	409.0	84.3	1,662.5	280.2	87.2	2,029.9
Net interest income	331.6	313.6	198.5	—	789.5	92.6	237.6	1,119.7
Net fees	130.9	408.2	169.2	84.3	766.1	(12.9)	(86.0)	667.2
Other	5.6	88.0	41.3	—	106.9	200.5	(64.4)	243.0
Other than BK and TB(2)	758.8	193.4	870.6	102.4	1,852.3	197.0	(112.0)	1,937.3
Operating expenses	960.8	580.7	857.3	116.9	2,363.8	222.7	156.6	2,743.1

Operating profit (loss)	¥266.1	¥422.5	¥422.3	¥69.8	¥1,151.0	¥254.5	¥(181.4)	¥1,224.1

Notes:

(1)	Net revenue, operating expenses, and operating profit relating to the overseas Japanese Corporate business were ¥178.1 billion, ¥142.4 billion, and ¥35.7 billion for the fiscal year ended March 31, 2016, ¥177.1 billion, ¥146.2 billion, and ¥30.9 billion for the fiscal year ended March 31, 2017, and ¥181.6 billion, ¥151.9 billion, and ¥29.7 billion for the fiscal year ended March 31, 2018, respectively. To eliminate the double-counting of these amounts, adjustments have been made to the Total of Customer Business. These amounts have been restated in accordance with the modifications resulting in the restatement of the prior period business segment information.
(2)	Includes MUFG and its subsidiaries other than MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income [Table Text Block]

	2016	2017	2018
	(in billions)
Operating profit:	¥1,551	¥1,396	¥1,224
Reversal of (provision for) credit losses	(232)	(254)	241
Trading account losses—net	(6)	(880)	(287)
Equity investment securities gains—net	105	181	215
Debt investment securities gains (losses)—net	(19)	48	71
Foreign exchange gains (losses)—net	129	(110)	7
Equity in earnings of equity method investees—net	177	198	228
Impairment of goodwill	(334)	(7)	—
Impairment of intangible assets	(118)	(6)	(22)
Reversal of (provision for) off-balance sheet credit instruments	—	(107)	96
Other—net	(90)	(186)	(111)

Income before income tax expense	¥1,163	¥273	¥1,662